Bank borrowings - Borrowing detail by currency - (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Borrowings [abstract]
Non-Current Principal Amount	$ 144,388	$ 135,919
Current Principal Amount	14,611	7,698
Total	158,999	143,617
US Dollars
Borrowings [abstract]
Non-Current Principal Amount	144,388	78,664
Current Principal Amount	14,611	785
Total	$ 158,999	79,449
Other
Borrowings [abstract]
Non-Current Principal Amount		57,255
Current Principal Amount		6,913
Total		$ 64,168